Structured Operations Certificates	9 Months Ended
Sep. 30, 2020
Categories of financial liabilities [abstract]
Structured operations certificates
13. Structured operations certificates

	September 30, 2020	December 31, 2019
Maturity
From 91 to 180 days	1,918	—
After 360 days	1,140,539	19,474

Total	1,142,457	19,474

Current	1,918	—
Non-Current	1,140,539	19,474